Debt Arrangements (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Summary of Long-term Debt
Notes payable consists of the following:

(in thousands)	December 31, 2023	December 31, 2024

Term loan	$23,000	$—

Deferred financing costs, net	(31)	—

Total notes payable	22,969	—

Less current portion	(3,977)	—

Notes payable, net of current portion	$18,992	$—